UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21218
Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II
(Formerly, Eaton Vance Insured New York Municipal Bond Fund II)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund II	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.5%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 2.3%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$754,290

		$754,290

Industrial Development Revenue — 2.5%
$220	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$219,980
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	599,963

		$819,943

Insured-Electric Utilities — 6.7%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$545,135
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	571,195
1,130	New York Power Authority, (NPFG), 4.50%, 11/15/47	1,097,140

		$2,213,470

Insured-Escrowed/Prerefunded — 1.8%
$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$581,326

		$581,326

Insured-General Obligations — 24.3%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$586,371
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	627,749
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	205,700
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	205,342
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	253,460
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	188,953
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	194,617
155	New Rochelle City School District, (AGC), 3.75%, 11/15/19	159,041
160	New Rochelle City School District, (AGC), 4.00%, 11/15/20	165,987
1,000	New York, (AGM), 5.00%, 4/1/22	1,064,430
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,815,535
545	Oneida County, (AGC), 4.00%, 4/15/21	551,229
100	Plattsburgh, (AGC), 4.25%, 11/15/19	105,903
300	Plattsburgh, (AGC), 4.25%, 11/15/20	318,600
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	413,108
235	Syracuse, (AGC), 5.00%, 6/15/19	261,285
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	202,408
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	205,823
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	227,858
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	237,420

		$7,990,819

Insured-Hospital — 6.4%
$500	New York City Health and Hospital Corp., (AGM), 5.50%, 2/15/20	$565,990
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	1,014,610
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	518,895

		$2,099,495

Insured-Housing — 3.1%
$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,010,030

		$1,010,030

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 11.4%
$2,330	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,980,523
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(2)	1,033,572
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	747,419

		$3,761,514

Insured-Other Revenue — 16.6%
$1,360	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,379,122
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,554,925
1,730	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,514,701

		$5,448,748

Insured-Private Education — 34.0%
$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,513,454
1,975	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,971,267
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	88,035
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,330,348
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,010,500
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	353,656
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	858,079
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	509,165
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	866,346
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,694,933

		$11,195,783

Insured-Public Education — 4.5%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,486,995

		$1,486,995

Insured-Special Tax Revenue — 15.7%
$690	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$638,664
715	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	693,164
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	269,892
13,970	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,670,672
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	374,295
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	218,352
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	602,738
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	717,469

		$5,185,246

Insured-Transportation — 17.8%
$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,043,120
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	594,319
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,630,051
575	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	584,959

		$5,852,449

Insured-Water and Sewer — 12.6%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$1,006,749
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,793,478
350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	358,883

		$4,159,110

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 4.8%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,012,800
610	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	576,846

		$1,589,646

Total Tax-Exempt Investments — 164.5% (identified cost $54,646,603)		$54,148,864

Short-Term Investments — 7.6%

Principal
Amount
(000’s omitted)	Description	Value
$2,487	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$2,486,887

Total Short-Term Investments — 7.6% (identified cost $2,486,887)		$2,486,887

Total Investments — 172.1% (identified cost $57,133,490)		$56,635,751

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.3)%		$(13,250,422)

Other Assets, Less Liabilities — (31.8)%		$(10,470,348)

Net Assets Applicable to Common Shares — 100.0%		$32,914,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 90.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 31.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	30 U.S. Treasury Bond	Short	$(3,599,895)	$(3,461,250)	$138,645

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$762,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$59,371
Merrill Lynch Capital Services, Inc.	2,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	97,332

					$156,703

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $295,348.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,935,016

Gross unrealized appreciation	$1,753,863
Gross unrealized depreciation	(2,388,128)

Net unrealized depreciation	$(634,265)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$54,148,864	$—	$54,148,864
Short-Term Investments	—	2,486,887	—	2,486,887

Total Investments	$—	$56,635,751	$—	$56,635,751

Futures Contracts	$138,645	$—	$—	$138,645
Interest Rate Swaps	—	156,703	—	156,703

Total	$138,645	$56,792,454	$—	$56,931,099

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured New York Municipal Bond Fund II.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010